FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Schedule of hedge information
The following tables show the level of hedge for different periods:

Positions as of December 31, 2025 (*)	Maturities
	Q126	Q226	Q326	Q426	Total
Percentage of coverage over the expected volume of consumption	48%	39%	26%	17%	32%

Positions as of December 31, 2024 (*)	Maturities
	Q125	Q225	Q325	Q425	Total
Percentage of coverage over the expected volume of consumption	51%	47%	34%	30%	41%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).

Schedule of sensitivity analysis
The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.

Benchmark price (US$ per barrel)	Positions as of December 31, 2025 effect on Equity (MUS$)	Positions as of December 31, 2024 effect on Equity (MUS$)
+5	+17.6	+15.7
-5	-15.1	-12.8
The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation) of R$/US$	Effect on equity as of December 31, 2025 (MUS$)	Effect on equity as of December 31, 2024 (MUS$)
-10%	-7.9	-3.6
+10%	+10.9	+1.0
The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

Appreciation (depreciation) of R$/US$	Effect on Income Statement for the year ended December 31, 2025 (MUS$)	Effect on Income Statement for the year ended December 31, 2024 (MUS$)
-10%	-59.7	-54.7
+10%	+59.7	+54.7
The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation) of R$/US$	Effect at December 31, 2025 MUS$	Effect at December 31, 2024 MUS$
-10%	+368.74	+318.51
+10%	-301.70	-260.60
Sensitivity analysis:
The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease) of future curve SOFR rate	Positions as of December 31, 2025 effect on Income (Loss) before taxes (MUS$)	Positions as of December 31, 2024 effect on Income (Loss) before tax (MUS$)

+100 basis points	-14.35	-9.28
-100 basis points	+14.35	+9.28

Increase (decrease) interest rate curve	Positions as of December 31, 2025 effect on equity (MUS$)	Positions as of December 31, 2024 effect on equity (MUS$)

+100 basis points	—	+5.9
-100 basis points	—	-6.3

Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity
Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	3,159	6,266	6,266	202,439	218,130	164,600	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	30,500	140,750	342,500	1,687,375	830,500	3,031,625	2,200,000	To the expiration	8.46	7.78
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	—	—	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,370	15,576	40,835	40,993	81,342	184,116	146,535	Quarterly	5.38	5.38
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,307	15,611	40,740	52,876	—	114,534	99,775	Quarterly/Monthly	5.81	5.81
0-E	CCB	Ireland	US$	3,670	10,686	27,597	26,849	199,000	267,802	170,208	Quarterly	5.75	5.75
0-E	BOCOMM	Ireland	US$	6,149	18,209	46,836	44,371	248,051	363,616	242,188	Quarterly	5.83	5.83

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	5,463	16,383	43,668	16,557	—	82,071	78,956	Quarterly	2.03	1.79
0-E	NATIXIS	France	US$	14,707	43,262	108,256	50,467	34,705	251,397	218,473	Quarterly	5.39	5.39
0-E	CREDIT AGRICOLE	France	US$	4,378	13,063	310,081	—	—	327,522	275,012	To the expiration	5.94	5.94

Financial lease
0-E	NATIXIS	France	US$	9,409	27,399	70,797	96,349	—	203,954	166,742	Quarterly	6.12	6.12
0-E	EXIM BANK	U.S.A.	US$	25,763	73,206	148,595	61,763	13,355	322,682	305,863	Quarterly	3.54	2.68
0-E	BOC AVIATION	U.S.A.	US$	1,438	4,175	11,172	11,187	49,887	77,859	52,500	Monthly	6.31	6.31
0-E	BANK OF UTAH	U.S.A.	US$	5,952	17,928	54,357	48,204	69,393	195,834	149,983	Monthly	10.46	10.46

	TOTAL			118,106	399,407	1,251,700	2,143,257	1,728,672	5,641,142	4,270,838

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	9,886	—	—	11,926	11,926	Quarterly	—	—

	TOTAL			510	1,530	9,886	—	—	11,926	11,926

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2025
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Amortization	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Currency	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	—	174,401	577,354	1,272,385	1,027,954	1,829,616	4,881,710	3,574,027	US$	—	—
	OTHER ASSETS	OTHERS	—	4,726	13,773	36,544	27,416	95,744	178,203	127,549	US$	—	—
			—	300	878	2,325	2,325	19,758	25,586	22,433	CLP	—	—
			—	1,508	4,261	9,817	7,852	6,143	29,581	25,862	UF	—	—
			—	493	1,431	1,305	—	—	3,229	3,028	COP	—	—
			—	28	24	29	1	—	82	75	EUR	—	—
			—	3,289	9,858	17,971	14,020	10,827	55,965	39,675	BRL	—	—
			—	38	101	84	2	—	225	212	MXN	—	—
Trade and other accounts payables
-	OTHERS	OTHERS	—	1,328,751	2,383	—	—	—	1,331,134	1,331,134	US$	—	—
			—	200,784	1,806	—	—	—	202,590	202,590	CLP	—	—
			—	973,006	649	—	—	—	973,655	973,655	BRL	—	—
			—	173,295	4,172	—	—	—	177,467	177,467	Other currency	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	—	—	2,375	—	—	—	2,375	2,375	—	—	—
Foreign	Delta Air Lines, Inc.	U.S.A	—	—	5,332	—	—	—	5,332	5,332	—	—	—
	Total			2,860,619	624,397	1,340,460	1,079,570	1,962,088	7,867,134	6,485,414
	Total consolidated			2,979,235	1,025,334	2,602,046	3,222,827	3,690,760	13,520,202	10,768,178

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Obligations with the public
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	203,875	407,750	1,107,750	1,455,125	3,174,500	2,100,000	To the expiration	10.69	9.71
97.036.000-K	SANTANDER	Chile	US$	—	2,970	5,889	5,889	167,830	182,578	147,217	To the expiration	2.00	2.00
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	To the expiration	1.00	1.00
Guaranteed obligations
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,770	17,015	43,945	41,683	33,697	142,110	115,727	Quarterly/Monthly	7.73	7.73
0-E	BOCOMM	Ireland	US$	2,724	8,158	20,911	19,790	110,277	161,860	100,000	Quarterly	6.42	6.42
0-E	BNP PARIBAS	U.S.A.	US$	5,996	17,263	45,343	43,928	104,940	217,470	159,624	Quarterly	6.03	6.03
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	4,097	13,097	35,021	292,571	-	344,786	275,012	To the expiration	6.63	6.63
0-E	EXIM BANK	U.S.A.	US$	5,447	16,392	43,700	38,590	14	104,143	99,109	Quarterly	2.29	2.05
Financial lease
0-E	NATIXIS	France	US$	10,319	29,916	77,088	112,238	24,493	254,054	191,383	Quarterly	6.73	6.73
0-E	US BANK	U.S.A.	US$	11,210	6,710	—	—	—	17,920	17,492	Quarterly	4.88	3.40
0-E	EXIM BANK	U.S.A.	US$	36,227	82,640	180,932	108,316	36,702	444,817	413,072	Quarterly	4.00	3.17
0-E	BANK OF UTAH	U.S.A.	US$	5,981	18,001	51,307	60,431	86,947	222,667	161,870	Monthly	10.71	10.71

	TOTAL			87,771	416,037	911,886	1,831,186	2,020,031	5,266,911	3,780,509
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	7,846	—	13,966	13,966	Quarterly	—	—

	TOTAL			510	1,530	4,080	7,846	—	13,966	13,966

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2024
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	144,076	507,305	1,171,362	958,537	1,718,984	4,500,264	3,174,757	—	—	—
	OTHER ASSETS	OTHERS	US$	3,717	11,276	31,723	27,462	90,051	164,229	88,854	—	—	—
			CLP	1,535	4,604	11,441	10,263	29,935	57,778	36,151	—	—	—
			UF	1,264	3,757	9,241	6,523	3,631	24,416	21,425	—	—	—
			COP	344	1,016	1,784	56	—	3,200	2,829	—	—	—
			EUR	31	92	58	8	—	189	183	—	—	—
			BRL	3,072	8,322	18,727	12,425	18,256	60,802	38,082	—	—	—
			MXN	87	217	11	—	—	315	299	—	—	—
Trade and other accounts payables
	OTHERS	OTHERS	US$	1,291,259	6,478	—	—		1,297,737	709,933	—	—	—
			CLP	65,753	193	—	—	—	65,946	64,317	—	—	—
			BRL	224,513	6,621	—	—	—	231,134	409,474	—	—	—
			Other currency	172,749	4,534	—	—	—	177,283	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	0	—	3,576	—	—	—	3,576	3,576	—	—	—
Foreign	Delta Air Lines, Inc.	U.S.A	0	—	9,299	—	—	—	9,299	9,299	—	—	—

	Total			1,908,400	567,290	1,244,347	1,015,274	1,860,857	6,596,168	4,677,368
	Total consolidated			1,996,681	984,857	2,160,313	2,854,306	3,880,888	11,877,045	8,471,843

Classification of financial instruments at fair value
The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2025				As of December 31, 2024
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	140,343	140,343	—	—	77,313	77,313	—	—
Short-term mutual funds	140,343	140,343	—	—	77,313	77,313	—	—

Other financial assets, current	16,699	—	16,699	—	15,565	—	15,565	—
Fair value interest rate derivatives	—	—	—	—	4,676	—	4,676	—
Fair value of fuel derivatives	14,009	—	14,009	—	7,747	—	7,747	—
Fair value of foreign currency derivative	2,690	—	2,690	—	3,142	—	3,142	—

Liabilities
Other financial liabilities, current	—	—	—	—	—	—	—	—
Fair value of foreign currency derivatives	—	—	—	—	—	—	—	—

Schedule of financial instruments which are not recorded at fair value	In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2025		As of December 31, 2024
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	2,009,770	2,009,770	1,880,475	1,880,475
Cash on hand	2,059	2,059	1,885	1,885
Bank balance	761,242	761,242	664,173	664,173
Overnight	47,386	47,386	103,761	103,761
Time deposits	1,199,083	1,199,083	1,110,656	1,110,656
Other financial assets, current	53,845	53,845	51,730	51,730
Other financial assets	53,845	53,845	51,730	51,730
Trade debtors, other accounts receivable and Current accounts receivable	1,381,869	1,381,869	1,163,707	1,163,707
Accounts receivable from entities related, current	7	7	25	25
Other financial assets, non-current	52,139	52,139	53,772	53,772
Accounts receivable, non-current	13,950	13,950	12,342	12,342

Other current financial liabilities	745,303	922,837	635,213	837,181
Accounts payable for trade and other accounts payable, current	2,684,846	2,684,846	2,133,572	2,133,572
Accounts payable to entities related, current	7,707	7,707	12,875	12,875
Other financial liabilities, non current	7,343,223	7,058,956	6,515,238	6,361,620
Accounts payable, non current	471,208	471,208	491,762	491,762